Short-Term Investment (Details) - Wize Pharma Inc [Member] - shares	Dec. 31, 2019	Dec. 31, 2018
Short-Term Investment (Textual)
Shares of Wize Pharma Inc	356,803	356,803
Percent of Wize Pharma Inc's outstanding shares	2.20%	3.90%